UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6619

        Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Education and Civic Organizations - 20.8% (13.9% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation,
	University of Buffalo Project, Series 2000A:
$250	5.625%, 8/01/20 - AMBAC Insured	8/10 at 102.00	AAA	$275,328
250	5.750%, 8/01/25 - AMBAC Insured	8/10 at 102.00	AAA	275,630
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 - AMBAC Insured	No Opt. Call	AAA	1,756,545
500	5.500%, 7/01/40 - AMBAC Insured	No Opt. Call	AAA	596,650
4,820	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1998, 5.000%,	7/08 at 101.00	Aaa	5,047,263
	7/01/21 - AMBAC Insured
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001,	7/11 at 100.00	AAA	854,566
	5.000%, 7/01/20 - AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/32 at 100.00	AAA	1,084,720
	Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A,	No Opt. Call	AAA	800,660
	5.500%, 7/01/18 - FGIC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,	No Opt. Call	AAA	1,144,650
	Series 1993A, 5.500%, 5/15/19 - AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,	5/12 at 101.00	AAA	1,362,443
	Series 2002A, 5.000%, 5/15/16 - FGIC Insured
3,215	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A, 0.000%,	7/10 at 101.00	AAA	2,722,784
	7/01/24 - MBIA Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City	No Opt. Call	AAA	2,526,502
	University System, Series 1993A, 5.750%, 7/01/18 - FSA Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community	7/15 at 100.00	AAA	2,079,603
	Colleges, Series 2005A, 5.000%, 7/01/19 - FGIC Insured
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National Tennis	No Opt. Call	AAA	542,610
	Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History,	4/07 at 101.00	AAA	4,155,880
	Series 1997A, 5.650%, 4/01/22 - MBIA Insured
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern Art,	1/07 at 102.00	AAA	1,301,350
	Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

25,200	Total Education and Civic Organizations			26,527,184

	Health Care - 21.1% (14.1% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Ellis Hospital,	2/06 at 102.00	AAA	3,065,190
	Series 1995, 5.600%, 8/01/25 - MBIA Insured
200	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for	2/15 at 100.00	AAA	208,852
	Special Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured
2,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and	2/08 at 101.00	AAA	2,943,814
	Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas	8/12 at 100.00	AAA	1,467,634
	Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured
1,205	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital,	2/15 at 100.00	AAA	1,261,840
	Series 2004, 5.000%, 8/01/29 - FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island	7/09 at 101.00	AAA	3,216,600
	Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 -
	MBIA Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center,	7/13 at 100.00	AAA	2,911,168
	Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
2,460	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	2,682,901
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series 1997,	1/08 at 102.00	AAA	1,579,080
	5.250%, 7/01/17 - FSA Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health	7/11 at 101.00	AAA	3,659,381
	System Obligated Group, Series 2001A, 5.250%, 7/01/31 - AMBAC Insured
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2002A,	2/12 at 100.00	AAA	1,088,370
	5.500%, 2/15/17 - FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,625	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,755,000
1,000	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,080,000

25,490	Total Health Care			26,919,830

	Housing/Multifamily - 3.4% (2.3% of Total Investments)
2,165	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	2,286,521
	Series 2005A, 5.000%, 7/01/25 - FGIC Insured
2,035	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/06 at 102.00	AAA	2,094,035
	Series 1996A, 6.125%, 11/01/20 - FSA Insured

4,200	Total Housing/Multifamily			4,380,556

	Long-Term Care - 1.6% (1.0% of Total Investments)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series 2000B,	8/09 at 101.00	AAA	1,091,660
	6.000%, 8/01/24 - MBIA Insured
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2001A,	7/11 at 102.00	AAA	890,868
	5.000%, 7/01/26 - FSA Insured

1,850	Total Long-Term Care			1,982,528

	Tax Obligation/General - 12.5% (8.4% of Total Investments)
	Erie County, New York, General Obligation Bonds, Series 2003A:
500	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	546,795
500	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	544,160
600	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	652,404
600	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	651,612
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	346,213
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 -	No Opt. Call	AAA	237,298
	MBIA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 - FGIC Insured	2/08 at 101.00	AAA	2,091,040
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
650	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	703,866
1,180	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	1,282,424
1,000	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	1,065,710
1,100	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	1,168,937
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	2,128,420
1,000	Niagara Falls, Niagara County, New York, General Obligation Public Improvement Bonds, Series 1994,	No Opt. Call	AAA	1,239,370
	7.500%, 3/01/13 - MBIA Insured
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding Bonds,	6/12 at 100.00	Aaa	1,073,160
	Series 2002, 5.125%, 6/15/18 - FSA Insured
500	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series 2005,	10/15 at 100.00	Aaa	544,025
	5.000%, 10/01/16 - FSA Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 - MBIA Insured	8/15 at 100.00	AAA	1,643,492

14,680	Total Tax Obligation/General			15,918,926

	Tax Obligation/Limited - 46.5% (31.3% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%,	7/15 at 100.00	AAA	747,974
	7/01/24 - CIFG Insured
145	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	8/10 at 100.00	AAA	153,443
	Series 2000D, 5.250%, 8/15/30 - FSA Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative	8/14 at 100.00	AAA	525,530
	Education Services, Series 2004, 5.000%, 8/15/23 - FSA Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%,	7/14 at 100.00	AAA	1,287,065
	7/01/20 - FGIC Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	786,127
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
495	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	536,456
	Series 2005D, 5.000%, 2/15/14 - FGIC Insured
925	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	1,005,050
	Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,
	Series 2002D:
4,300	5.250%, 10/01/23 - MBIA Insured	10/12 at 100.00	AAA	4,633,508
875	5.000%, 10/01/30 - MBIA Insured	10/12 at 100.00	AAA	909,624
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F,	3/15 at 100.00	AAA	399,904
	5.000%, 3/15/21 - FSA Insured
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/12 at 100.00	AAA	833,182
	District, Series 2003, 5.750%, 5/01/19 - FSA Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/14 at 100.00	AAA	564,125
	District, Series 2004, 5.750%, 5/01/26 - FSA Insured
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	2,676,800
	11/15/25 - FSA Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%,	7/12 at 100.00	AAA	1,481,544
	7/01/18 - MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A;
1,500	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	1,755,480
1,500	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	1,638,480
2,000	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	2,076,380
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
1,000	5.000%, 11/15/18 - AMBAC Insured	11/18 at 100.00	AAA	1,075,120
580	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	601,767
580	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	599,801
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	530,820
920	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	975,320
680	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	720,372
3,840	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	4,047,744
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C;
1,000	5.250%, 8/01/20 - AMBAC Insured	8/12 at 100.00	AAA	1,078,310
2,345	5.250%, 8/01/21 - AMBAC Insured	8/12 at 100.00	AAA	2,528,637
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	1,083,490
	5.250%, 2/01/22 - MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C,	2/14 at 100.00	AAA	1,059,610
	5.000%, 2/01/19 - XLCA Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series	2/13 at 100.00	AAA	1,590,570
	2003D, 5.000%, 2/01/22 - MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
1,035	5.000%, 11/15/30 - AMBAC Insured	11/15 at 100.00	AAA	1,089,679
2,065	5.000%, 11/15/44 - AMBAC Insured	11/15 at 100.00	AAA	2,136,821
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	1,657,410
	4/01/16 - FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	1,057,030
	5.000%, 4/01/23 - MBIA Insured
2,960	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	3,426,348
	5.500%, 4/01/20 - AMBAC Insured
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%,	9/14 at 100.00	AAA	793,058
	3/15/24 - AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	2,263,527
3,800	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	4,073,220
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A,	No Opt. Call	AAA	2,070,658
	5.250%, 1/01/14 - FSA Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility,	6/15 at 100.00	AAA	360,459
	Series 2005, 5.000%, 6/15/28 - FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E,	No Opt. Call	AAA	1,146,980
	5.500%, 7/01/18 - FSA Insured
1,500	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P. Colahan	10/09 at 101.00	AAA	1,592,040
	Court Complex, Series 1999, 5.000%, 4/15/16 - AMBAC Insured

55,265	Total Tax Obligation/Limited			59,569,463

	Transportation - 11.4% (7.6% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
500	5.500%, 11/15/19 - AMBAC Insured	11/12 at 100.00	AAA	551,140
2,010	5.000%, 11/15/25 - FGIC Insured	11/12 at 100.00	AAA	2,116,108
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E,	11/12 at 100.00	AAA	2,105,580
	5.000%, 11/15/25 - MBIA Insured
1,475	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	1,548,588
	New York State Thruway Authority, General Revenue Bonds, Series 2005G
600	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	633,198
1,900	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	2,000,586
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	529,780
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,000	5.000%, 12/01/28 - XLCA Insured	6/15 at 101.00	AAA	1,054,440
565	5.000%, 12/01/31 - XLCA Insured	6/15 at 101.00	AAA	593,081
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding
	Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	905,884
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,481,240

13,630	Total Transportation			14,519,625

	U.S. Guaranteed(4) - 14.9% (10.0% of Total Investments)
2,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AAA	2,174,820
	5.000%, 3/15/32 (Pre-refunded 3/15/13) - FGIC Insured
500	Longwood Central School District, Suffolk County, New York, Series 2000, 5.750%, 6/15/20 (Pre-refunded	6/11 at 101.00	Aaa	560,380
	6/15/11) - FGIC Insured
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28	10/15 at 100.00	AAA	1,616,415
	(Pre-refunded 10/01/15) - FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29	10/14 at 100.00	AAA	547,215
	(Pre-refunded 10/01/14) - FSA Insured
1,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	1,943,172
	Fiscal Series 2000A, 5.500%, 6/15/32 (Pre-refunded 6/15/09) - FGIC Insured
1,250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2003A,	4/13 at 100.00	AAA	1,379,300
	5.250%, 4/01/23 (Pre-refunded 4/01/13) - MBIA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	1,091,300
	5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A:
1,500	5.250%, 4/01/17 (Pre-refunded 4/01/12) - FSA Insured	4/12 at 100.00	AAA	1,642,215
1,000	5.250%, 4/01/18 (Pre-refunded 4/01/12) - FSA Insured	4/12 at 100.00	AAA	1,094,810
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
545	5.375%, 4/01/17 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	600,465
600	5.375%, 4/01/18 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	661,062
1,000	5.000%, 4/01/20 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	1,080,910
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities	3/13 at 100.00	AAA	2,237,780
	and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) - FGIC Insured
2,115	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds, Series 1994,	No Opt. Call	AAA	2,376,477
	8.500%, 11/01/08 - MBIA Insured (Alternative Minimum Tax)

17,310	Total U.S. Guaranteed			19,006,321

	Utilities - 5.9% (4.0% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
5,050	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	5,292,297
1,000	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	1,048,240
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	518,305
625	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	667,513

7,175	Total Utilities			7,526,355

	Water and Sewer - 11.0% (7.4% of Total Investments)
1,830	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.250%, 8/01/36 -	8/11 at 101.00	AAA	1,954,403
	MBIA Insured
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	1,841,488
	Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured
1,170	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	1,258,300
	Fiscal Series 2001A, 5.500%, 6/15/33 - MBIA Insured
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	1,062,900
	Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/14 at 100.00	AAA	2,086,100
	Fiscal Series 2004C, 5.000%, 6/15/35 - AMBAC Insured
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	2,092,266
	Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured
1,000	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series 1993,	No Opt. Call	AAA	1,084,850
	5.100%, 6/01/12 - MBIA Insured
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,633,300
	6/01/28 - MBIA Insured

13,140	Total Water and Sewer			14,013,607

$177,940	Total Investments (cost $181,763,815) - 149.1%			190,364,395

	Other Assets Less Liabilities - 1.8%			2,339,745

	Preferred Shares, at Liquidation Value - (50.9)%			(65,000,000)

	Net Assets Applicable to Common Shares - 100%			$127,704,140

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.

(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investmen transactions.

At December 31, 2005, the cost of investments was $181,698,596.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$8,904,855
Depreciation	(239,056)

Net unrealized appreciation (depreciation) of investments	$8,665,799

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.